Net finance (costs) / income	12 Months Ended
Jun. 30, 2021
Net finance (costs) / income
Net finance (costs) / income

10 Net finance (costs) / income

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Finance income
—Interest income	7,311	25,608	40,433
	7,311	25,608	40,433
Finance costs
—Interest on loans and borrowings	(2,364)	(5,221)	(1,545)
—Interest on lease liabilities	(22,845)	(26,117)	(26,817)
	(25,209)	(31,338)	(28,362)
Net finance (costs) / income	(17,898)	(5,730)	12,071